15. Investments in Subsidiaries, Unconsolidated Entities and Associates (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
DisclosureOfSignificantInvestmentsInSubsidiariesAndAssociatesLineItems [Line Items]
Parent entity name	Mission NewEnergy Limited
Country of incorporation	Australia
Associate 1
DisclosureOfSignificantInvestmentsInSubsidiariesAndAssociatesLineItems [Line Items]
Associate name	Felda Green Energy Sdn Bhd	Felda Green Energy Sdn Bhd
Country of incorporation	Malaysia	Malaysia
Percentage owned, associate	20.00%	20.00%
Ownership interest held by non-controlling interests	80.00%	80.00%
Principal activities	Biodiesel refining	Biodiesel refining
Subsidiary 1
DisclosureOfSignificantInvestmentsInSubsidiariesAndAssociatesLineItems [Line Items]
Subsidiary name	Mission Biofuels Sdn Bhd	Mission Biofuels Sdn Bhd
Country of incorporation	Malaysia	Malaysia
Percentage owned, subsidiary	100.00%	100.00%
Ownership interest held by non-controlling interests	0.00%	0.00%
Principal activities	Administrative entity	Administrative entity
Subsidiary 2
DisclosureOfSignificantInvestmentsInSubsidiariesAndAssociatesLineItems [Line Items]
Subsidiary name	M2 Capital Sdn Bhd	M2 Capital Sdn Bhd
Country of incorporation	Malaysia	Malaysia
Percentage owned, subsidiary	100.00%	100.00%
Ownership interest held by non-controlling interests	0.00%	0.00%
Principal activities	Holds 20% of FGV Green Energy SB	Holds 20% of FGV Green Energy SB